Securities Sold Under Repurchase Agreements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Banking And Thrift [Abstract]
Securities sold under repurchase agreements	$ 9,078,000	$ 10,584,000
Maximum amounts of outstanding repurchase agreements	10,527,000	10,584,000
Average daily balance outstanding	$ 9,438,000	$ 8,426,000
Weighted average interest rate on outstanding balance	0.50%	0.52%